Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Practices. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee generally approves an annual grant of equity awards consisting of time- and performance-based restricted stock units to our executive officers, including each of the NEOs, during the regular meeting of the Compensation Committee in April. Annual grants of equity awards consisting of time-based restricted stock units to independent members of the Board are generally approved in mid-June following the Annual Meeting. In special circumstances, such as the hiring or promotion of an individual or where the Compensation Committee determines it is in the best interest of the Company, the Compensation Committee may approve grants of out-of-cycle equity awards, potentially including stock options or similar awards. The Compensation Committee does not take material nonpublic information (“MNPI”) into account when determining the timing or terms of any option award, and the Company does not time the disclosure of MNPI for the purpose of affecting the value of executive compensation and may change its equity grant practices in the future. No stock options were issued to named executive officers in fiscal year 2026 during any period beginning four business days before the filing of a periodic report or current report disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing Method	Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee generally approves an annual grant of equity awards consisting of time- and performance-based restricted stock units to our executive officers, including each of the NEOs, during the regular meeting of the Compensation Committee in April. Annual grants of equity awards consisting of time-based restricted stock units to independent members of the Board are generally approved in mid-June following the Annual Meeting.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false